UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price Capital Opportunity Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 9.2%
Automobiles 0.3%
Ford Motor (1)	67,700	387
Harley-Davidson	5,600	210
		597
Diversified Consumer Services 0.5%
Apollo Group, Class A (1)	4,800	207
H&R Block	47,000	976
		1,183
Hotels, Restaurants & Leisure 2.2%
Carnival	10,300	417
International Game Technology	26,800	1,078
Marriott, Class A	21,900	752
McDonald's	26,800	1,495
Melco PBL Entertainment, ADR (1)	42,900	488
MGM Mirage (1)	2,886	169
Wyndham Worldwide	5,500	114
Yum! Brands	17,600	655
		5,168
Household Durables 0.5%
Fortune Brands	7,300	508
Lennar, Class A	35,900	675
Newell Rubbermaid	1,800	41
		1,224
Internet & Catalog Retail 0.8%
Amazon.com (1)	24,200	1,726
Expedia (1)	12,800	280
		2,006
Leisure Equipment & Products 0.2%
Hasbro	14,200	396
		396
Media 2.3%
Cablevision, Class A (1)	7,500	161
DISH Network, Class A (1)	9,400	270
Disney	36,900	1,158
Lamar Advertising (1)	9,500	341
McGraw-Hill	9,500	351
Meredith	2,900	111
News Corp., Class A	51,500	966
Omnicom	12,700	561
Scripps, Class A	2,300	96
Shaw Communications, B Shares	17,300	314
Time Warner	43,700	613
Time Warner Cable, Class A (1)	25,300	632
		5,574
Multiline Retail 0.6%
Kohl's (1)	24,200	1,038
Target	7,240	367
		1,405
Specialty Retail 1.5%
Bed Bath & Beyond (1)	34,500	1,018
Best Buy	2,325	96
Home Depot	44,740	1,251
Lowes	34,960	802
Ross Stores	14,200	426
Sherwin-Williams	2,000	102
		3,695
Textiles, Apparel & Luxury Goods 0.3%
Coach (1)	15,700	474
Nike, Class B	3,900	265
		739

Total Consumer Discretionary		21,987
CONSUMER STAPLES 10.3%

Beverages 2.2%
Anheuser-Busch	25,075	1,190
Coca-Cola	32,340	1,968
PepsiCo	29,165	2,106
		5,264
Food & Staples Retailing 2.7%
Costco Wholesale	10,200	663
CVS Caremark	35,639	1,444
Kroger	9,100	231
SUPERVALU	8,300	249
Sysco	16,300	473
Wal-Mart	57,160	3,011
Walgreen	10,500	400
Whole Foods Market	3,500	115
		6,586
Food Products 1.5%
Archer-Daniels-Midland	7,800	321
Campbell Soup	12,000	407
ConAgra	19,500	467
General Mills	13,955	836
Kraft Foods, Class A	41,787	1,296
Sara Lee	14,000	196
		3,523
Household Products 2.5%
Clorox	8,600	487
Colgate-Palmolive	4,985	388
Kimberly-Clark	5,900	381
Procter & Gamble	67,661	4,741
		5,997
Personal Products 0.4%
Avon	14,700	581
Estee Lauder, Class A	7,500	344
		925
Tobacco 1.0%
Altria Group	32,810	728
Philip Morris International (1)	32,810	1,660
		2,388

Total Consumer Staples		24,683

ENERGY 13.8%

Energy Equipment & Services 3.5%
Baker Hughes	14,920	1,022
BJ Services	16,780	478
FMC Technologies (1)	15,080	858
Grant Prideco (1)	10,000	492
Nabors Industries (1)	9,300	314
Schlumberger	42,580	3,704
Smith International	4,200	270
Transocean (1)	9,183	1,242
		8,380
Oil, Gas & Consumable Fuels 10.3%
Arch Coal	4,200	183
Chevron	47,372	4,044
ConocoPhillips	11,020	840
CONSOL Energy	10,800	747
Devon Energy	8,900	928
EOG Resources	8,040	965
ExxonMobil	119,328	10,093
Murphy Oil	13,000	1,068
Occidental Petroleum	11,760	860
Peabody Energy	5,200	265
Spectra Energy	37,500	853
Sunoco	14,200	745
Total, ADR	12,060	893
Valero Energy	9,200	452
Williams Companies	29,600	976
XTO Energy	10,150	628
		24,540

Total Energy		32,920
FINANCIALS 15.8%

Capital Markets 3.2%
Ameriprise Financial	8,800	456
Bank of New York Mellon	26,600	1,110
Federated Investors, Class B	1,900	75
Franklin Resources	4,200	407
Goldman Sachs	7,600	1,257
Lazard	5,900	226
Lehman Brothers	8,100	305
Merrill Lynch	23,800	970
Morgan Stanley	32,500	1,485
Northern Trust	3,100	206
Och-Ziff Capital Management	12,100	254
State Street	11,700	924
		7,675
Commercial Banks 2.5%
BB&T	3,600	116
First Horizon National	21,000	294
KeyCorp	3,700	81
Marshall & Ilsley	26,200	608
National City	17,300	172
PNC Financial Services Group	8,600	564
Regions Financial	3,900	77
SunTrust	9,600	529
Synovus Financial	18,600	206
U.S. Bancorp	47,100	1,524
Wells Fargo	64,800	1,886
		6,057
Consumer Finance 0.3%
Capital One Financial	2,000	98
Discover Financial	10,600	174
SLM Corporation (1)	22,800	350
		622
Diversified Financial Services 4.7%
Bank of America	107,396	4,071
CIT Group	1,200	14
Citigroup	111,800	2,395
CME Group	1,420	666
Interactive Brokers, Class A (1)	7,100	182
IntercontinentalExchange (1)	1,500	196
JPMorgan Chase	80,600	3,462
Moody's	7,100	247
		11,233
Insurance 3.9%
ACE Limited	13,100	721
American International Group	59,600	2,578
Aon	16,600	667
Assurant	3,200	195
Genworth Financial, Class A	18,700	423
Hartford Financial Services	8,600	652
Lincoln National	5,200	270
Loews	9,800	394
Marsh & McLennan	3,100	76
MetLife	23,000	1,386
Progressive	10,200	164
Prudential Financial	12,300	962
The Travelers Companies	15,559	745
		9,233
Real Estate Investment Trusts (REITs) 1.0%
Boston Properties, REIT	6,100	561
Equity Residential, REIT	13,500	560
ProLogis, REIT	7,900	465
Simon Property Group, REIT	9,900	920
		2,506
Thrifts & Mortgage Finance 0.2%
Freddie Mac	19,000	481
		481

Total Financials		37,807
HEALTH CARE 12.0%

Biotechnology 1.9%
Amgen (1)	22,300	932
Biogen Idec (1)	6,100	376
Celgene (1)	14,300	876
Cephalon (1)	2,700	174
Genentech (1)	1,890	153
Genzyme (1)	3,200	239
Gilead Sciences (1)	34,160	1,760
		4,510
Health Care Equipment & Supplies 2.3%
Alcon	1,500	213
Baxter International	12,800	740
Becton, Dickinson & Company	5,600	481
C.R. Bard	3,200	309
Covidien	21,950	971
Medtronic	30,900	1,495
St. Jude Medical (1)	13,800	596
Stryker	6,000	390
Zimmer Holdings (1)	4,200	327
		5,522
Health Care Providers & Services 2.0%
Aetna	10,200	429
Cardinal Health	5,300	278
CIGNA	16,700	678
Coventry Health Care (1)	6,300	254
Humana (1)	8,200	368
Laboratory Corporation of America (1)	4,000	295
McKesson	12,400	649
Medco Health Solutions (1)	10,500	460
UnitedHealth Group	18,700	643
WellPoint (1)	16,100	710
		4,764
Life Sciences Tools & Services 0.3%
Applera	3,200	105
Millipore (1)	3,000	202
Thermo Fisher Scientific (1)	5,900	336
Waters Corporation (1)	2,300	128
		771
Pharmaceuticals 5.5%
Abbott Laboratories	25,500	1,406
Allergan	9,500	536
Bristol-Myers Squibb	44,200	942
Eli Lilly	20,100	1,037
Johnson & Johnson	59,200	3,840
Merck	55,500	2,106
Pfizer	50,400	1,055
Schering-Plough	41,600	600
Warner Chilcott (1)	6,900	124
Wyeth	32,500	1,357
		13,003
Total Health Care		28,570
INDUSTRIALS & BUSINESS SERVICES 11.3%
Aerospace & Defense 3.0%
Boeing	13,900	1,034
General Dynamics	12,600	1,050
Honeywell International	10,300	581
Lockheed Martin	9,900	983
Northrop Grumman	8,800	685
Precision Castparts	2,500	255
Raytheon	3,900	252
Rockwell Collins	7,900	452
United Technologies	28,000	1,927
		7,219
Air Freight & Logistics 0.3%
Expeditors International of Washington	15,200	687
		687
Airlines 0.3%
Southwest Airlines	51,800	642
		642
Building Products 0.1%
Masco	14,300	284
		284
Commercial Services & Supplies 0.6%
Allied Waste Industries (1)	56,300	609
Avery Dennison	7,900	389
Republic Services	10,100	295
Robert Half International	6,640	171
		1,464
Construction & Engineering 0.2%
Fluor	2,000	282
Foster Wheeler (1)	3,000	170
Quanta Services (1)	4,100	95
		547
Electrical Equipment 0.1%
Cooper Industries, Class A	2,400	96
		96
Industrial Conglomerates 4.0%
3M	13,000	1,029
GE	186,500	6,902
McDermott International (1)	2,300	126
Tyco International	33,450	1,474
		9,531
Machinery 2.1%
Danaher	19,900	1,513
Illinois Tool Works	18,900	912
Ingersoll-Rand, Class A	10,600	473
ITT	9,800	508
Joy Global	5,100	332
PACCAR	17,100	769
Terex (1)	9,300	581
		5,088
Road & Rail 0.5%
Canadian National Railway	7,600	367
Norfolk Southern	4,600	250
Union Pacific	5,200	652
		1,269
Trading Companies & Distributors 0.1%
Fastenal	3,500	161
		161

Total Industrials & Business Services		26,988
INFORMATION TECHNOLOGY 16.4%

Communications Equipment 2.7%
Alcatel-Lucent, ADR	91,096	525
Cisco Systems (1)	45,800	1,103
Corning	61,500	1,478
JDS Uniphase (1)	23,500	315
Juniper Networks (1)	42,200	1,055
Motorola	23,600	220
QUALCOMM	41,300	1,693
		6,389
Computers & Peripherals 4.1%
Apple (1)	14,300	2,052
Dell (1)	86,200	1,717
EMC (1)	51,400	737
Hewlett-Packard	53,400	2,438
IBM	18,100	2,084
Seagate Technology	12,800	268
Sun Microsystems (1)	38,275	595
		9,891
Electronic Equipment & Instruments 0.7%
Agilent Technologies (1)	9,700	289
Flextronics (1)	12,500	117
Tyco Electronics	37,750	1,296
		1,702
Internet Software & Services 1.3%
Google, Class A (1)	6,500	2,863
Monster Worldwide (1)	9,900	240
VeriSign (1)	2,700	90
		3,193
IT Services 1.3%
Accenture, Class A	18,930	666
Automatic Data Processing	13,250	561
Electronic Data Systems	16,800	280
Mastercard, Class A	2,300	513
Paychex	3,700	127
Total System Services	7,500	177
Visa, Class A (1)	8,000	499
Western Union	16,700	355
		3,178
Semiconductor & Semiconductor Equipment 2.6%
Advanced Micro Devices (1)	47,400	279
Applied Materials	62,000	1,210
Broadcom, Class A (1)	57,000	1,098
Intel	34,400	729
Marvell Technology Group (1)	86,500	941
Maxim Integrated Products	20,600	420
MEMC Electronic Materials (1)	1,900	135
National Semiconductor	12,400	227
Xilinx	45,600	1,083
		6,122
Software 3.7%
Autodesk (1)	29,000	913
Electronic Arts (1)	8,700	434
Microsoft	182,600	5,182
Oracle (1)	59,700	1,168
Red Hat (1)	55,100	1,013
		8,710
Total Information Technology		39,185
MATERIALS 3.2%
Chemicals 1.6%
Dow Chemical	25,600	943
DuPont	7,800	365
Monsanto	11,100	1,238
Praxair	12,700	1,070
Sigma Aldrich	2,200	131
		3,747
Metals & Mining 1.2%
Barrick Gold	8,500	369
Freeport-McMoRan Copper & Gold	13,844	1,332
Nucor	12,000	813
Rio Tinto, ADR	1,100	453
		2,967
Paper & Forest Products 0.4%
AbitiBibowater	1,084	14
International Paper	17,400	473
MeadWestvaco	6,500	177
Weyerhaeuser	4,600	299
		963
Total Materials		7,677
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 2.4%
AT&T	145,957	5,590
		5,590
Wireless Telecommunication Services 1.2%
American Tower Systems, Class A (1)	25,917	1,016
Crown Castle International (1)	18,100	624
MetroPCS Communications (1)	31,700	539
NII Holdings, Class B (1)	4,100	131
Sprint Nextel	88,600	593
		2,903

Total Telecommunication Services		8,493
UTILITIES 3.4%

Electric Utilities 1.2%
Edison International	1,600	78
Entergy	6,800	742
Exelon	10,900	886
FirstEnergy	6,800	467
PPL	14,100	647
		2,820
Independent Power Producers & Energy Traders 1.2%
AES (1)	48,800	813
Constellation Energy Group	7,600	671
Dynegy, Class A (1)	72,400	571
NRG Energy (1)	16,100	628
Reliant Energy (1)	6,300	149
		2,832
Multi-Utilities 1.0%
CenterPoint Energy	24,100	344
NiSource	4,900	85
PG&E	4,300	158
Public Service Enterprise	15,200	611
Sempra Energy	15,300	815
TECO Energy	25,700	410
		2,423
Total Utilities		8,075
Total Common Stocks (Cost $219,967)		236,385
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Investment
Fund, 1.35% (2)(3)	954,684	955
		955
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 2.846%, 6/19/08 (4)	40,000	40
U.S. Treasury Bills, 3.16%, 6/19/08 (4)	30,000	30
U.S. Treasury Bills, 3.202%, 6/19/08 (4)	110,000	109
		179
Total Short-Term Investments (Cost $1,134)		1,134
Total Investments in Securities
99.5% of Net Assets (Cost $221,101)		$237,519

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2008.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 30 S&P 500 Mini contracts
$105 par of 3.202% U.S. Treasury Bills
$30 par of 3.16% U.S. Treasury Bills
and $40 par of 2.846% U.S. Treasury Bills
pledged as initial margin	6/08	$1,986	$38
Net payments (receipts) of variation
margin to date			(31)
Variation margin receivable (payable)
on open futures contracts			$7

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price
Government Reserve
Investment
Fund, 1.35%	¤	¤	$15	$ 955	$1,697

Totals			$ 15	$ 955	$1,697

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$955
Dividend income		15
Interest income		-
Investment income		$15
Realized gain (loss) on securities		$-
Capital gain distributions from
mutual funds		$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Opportunity Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Capital Opportunity Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – quoted prices	$235,965,000	$0
Level 2 – significant other observable inputs	1,554,000	7,000
Level 3 – significant unobservable inputs	0	0
Total	$237,519,000	$7,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of

Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $221,101,000. Net unrealized gain aggregated $16,456,000 at period-end, of which $33,455,000 related to appreciated investments and $16,999,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008